Document And Entity Information	Oct. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	Solitron Devices, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 13, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-04978
Entity, Tax Identification Number	22-1684144
Entity, Address, Address Line One	901 Sansburys Way
Entity, Address, City or Town	West Palm Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33411
City Area Code	561
Local Phone Number	848-4311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000091668